Income Tax Expense - Summary of Allocation of Income Tax Expense Between Current and Deferred Taxes (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	[1]
Income taxes paid (refund) [abstract]
Current taxes	€ (1,202)	€ (1,108)
Deferred taxes	491	729
Total	(711)	(379)	[2]
Income before tax and investments accounted for using the equity method	€ 3,582	€ 2,462	[2]

[1]	(a) Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.